Other financial assets and liabilities - Summary of Other Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other financial assets
Total other financial assets	$ 293	$ 303
Current	229	185
Non-current	64	118
Other financial liabilities
Total other financial liabilities	220	518
Current	8	139
Non-current	212	379
Financial instruments at fair value through profit and loss | Other financial liabilities
Other financial liabilities
Total other financial liabilities	1	0
Cash flow hedges | Financial instruments at fair value through profit and loss | Derivative financial instruments designated as hedges
Other financial liabilities
Total other financial liabilities	7	169
Cash flow hedges | Financial instruments at fair value through profit and loss | Embedded derivative
Other financial liabilities
Total other financial liabilities	212	349
Financial instruments at fair value through profit and loss | Derivative financial instruments designated as hedges | Cash flow hedges
Other financial assets
Total other financial assets	217	186
Financial instruments at fair value through profit and loss | Other financial assets
Other financial assets
Total other financial assets	14	28
Financial instruments at fair value through other comprehensive income | Other financial assets
Other financial assets
Total other financial assets	$ 62	$ 89